Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (246,129)	$ (39,380)	$ (54,322)	$ (2,390,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Income on investments held in Trust Account	(699,861)	(1,855,102)	(2,168,659)	(1,121,159)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(19,417)	(17,121)	24,167	307,633
Due to affiliates	90,000	58,000	88,000	125,990
Accounts payable and accrued expenses	(73,624)	973,107	1,027,499	1,818,627
Franchise tax payable	(51,573)	172,771	(83,384)	102,634
Income taxes payable	70,828	7,489	(180,688)	180,688
Net cash used in operating activities	(929,776)	(700,236)	(1,347,387)	(976,306)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(750,000)	(750,000)	(3,822,397)
Notes receivable - related party		(124,166)	(124,166)
Repayment of notes receivable - related party		124,166	124,166
Cash withdrawn from Trust Account in connection with redemption	12,219,791	42,636,600	58,351,987
Cash withdrawn from Trust Account to pay franchise and income taxes	19,173		442,599	298,414
Net cash provided by investing activities	12,238,964	41,886,600	58,044,586	(3,523,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common stock - due to stockholders	(12,219,791)	(42,636,600)	(58,351,987)
Payment of offering costs				(45,541)
Proceeds from exercise of over-allotment option				2,276,860
Proceeds from sale of private units to sponsor				45,540
Proceeds from convertible promissory note – related party		1,234,934	1,299,934	1,545,537
Proceeds from working capital loans – related party	743,579
Net cash used in financing activities	(11,476,212)	(41,401,666)	(57,052,053)	3,822,396
NET CHANGE IN CASH AND RESTRICTED CASH	(167,024)	(215,302)	(354,854)	(677,893)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	168,209	523,063	523,063	1,200,956
CASH AND RESTRICTED CASH, END OF PERIOD	1,185	307,761	168,209	523,063
CASH AND RESTRICTED CASH, END OF PERIOD
Cash	1,185	94,579	6,760	309,881
Restricted cash		213,182	161,449	213,182
CASH AND RESTRICTED CASH, END OF PERIOD	1,185	307,761	168,209	523,063
Cash paid during the year for:
Income taxes	12,610		188,177
Franchise taxes	168,785		306,155	85,232
Supplemental disclosure on noncash activities:
Accretion for redeemable common stock to redemption value	499,211	2,424,842	2,688,399	2,435,776
Deferred underwriting commission payable				79,690
Excise tax on redemption of Class A common stock	122,198	583,520	$ 583,520
Due to stockholders for redemption of Common Stock		$ 15,715,387